Summary of significant accounting policies (Tables)	12 Months Ended
Jun. 30, 2021
Summary of significant accounting policies
Schedule of exchange rates per 1.00

The most important exchange rates per £1.00 that have been used in preparing the financial statements are:

	Closing rate			Average rate
	2021	2020	2019	2021	2020	2019
Euro	1.1651	1.0998	1.1170	1.1382	1.1391	1.1346
US Dollar	1.3820	1.2374	1.2718	1.3461	1.2633	1.2959